SHARE-BASED COMPENSATION PLAN - Long term compensation plans ("PS and SAR") (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 EquityInstruments item R$ / shares	Dec. 31, 2020 EquityInstruments R$ / shares
SHARE-BASED COMPENSATION PLAN
Number of share-based compensation plans | item	3
PS and SAR
Number of shares
Beginning balance	5,772,356	5,996,437
Granted during of the period	1,871,944	1,770,384
Exercised	(1,057,087)	(1,789,413)
Exercised due to resignation	(47,328)	(21,253)
Abandoned / prescribed due to resignation	(260,886)	(183,799)
Ending balance	6,278,999	5,772,356
Average exercise price | R$ / shares	R$ 60.30	R$ 43.14